Loan and Lease Receivables - Estimated fair value of impaired loans acquired at acquisition (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Oct. 14, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan and lease losses	$ 15,980	$ 13,969	$ 10,923		$ 6,501	$ 6,490	$ 7,632	$ 4,794
Acquired Impaired Loans
Accounts Notes And Loans Receivable [Line Items]
Undiscounted contractual cash flows				$ 66,488
Undiscounted cash flows not expected to be collected (non-accretable difference)				(19,918)
Undiscounted cash flows expected to be collected				46,570
Accretable yield at acquisition				(6,916)
Estimated fair value of impaired loans acquired at acquisition				$ 39,654
Allowance for loan and lease losses	$ 3,800		$ 1,600				$ 3,300